Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rates [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	1.00%	(2.00%)	(1.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction	(1.00%)	(1.00%)	(3.00%)
Change in valuation allowance	(24.00%)	(23.00%)	(47.00%)
Effect of change in tax rate on deferred tax assets/liabilities	(1.00%)	1.00%	0.00%
Recognition of the unrecognized tax benefit	(3.00%)	(2.00%)	15.00%
Effective tax rate	(3.00%)	(2.00%)	(11.00%)